Fair Value of Financial Instruments, Quantitative Information about Level 3 Inputs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Impaired loans measurement [Abstract]
Impaired financing receivable, with related allowance, recorded investment	$ 0	$ 7,010
Impaired financing receivable, related allowance	0	807	$ 98
Financing receivable, provision expense		807
Financing receivable, charge-offs		0
Other real estate	0	0
Other real estate, write-down	$ 0	0
Commercial Real Estate [Member] | Owner Occupied [Member]
Impaired loans measurement [Abstract]
Impaired financing receivable, with related allowance, recorded investment		2,030
Impaired financing receivable, related allowance		385
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Impaired loans measurement [Abstract]
Impaired financing receivable, with related allowance, recorded investment			362
Impaired financing receivable, related allowance			$ 98
Commercial and Industrial [Member]
Impaired loans measurement [Abstract]
Impaired financing receivable, with related allowance, recorded investment		4,861
Impaired financing receivable, related allowance		303
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial Real Estate [Member] | Owner Occupied [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, fair value		$ 1,644
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial Real Estate [Member] | Owner Occupied [Member] | Adjustment to Comparable [Member] | Sales Approach [Member] | Minimum [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, measurement inputs		0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial Real Estate [Member] | Owner Occupied [Member] | Adjustment to Comparable [Member] | Sales Approach [Member] | Maximum [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, measurement inputs		0.2
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial Real Estate [Member] | Owner Occupied [Member] | Adjustment to Comparable [Member] | Sales Approach [Member] | Weighted Average [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, measurement inputs		0.097
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial and Industrial [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, fair value		$ 4,559
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial and Industrial [Member] | Adjustment to Comparable [Member] | Sales Approach [Member] | Minimum [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, measurement inputs		0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial and Industrial [Member] | Adjustment to Comparable [Member] | Sales Approach [Member] | Maximum [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, measurement inputs		0.61
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial and Industrial [Member] | Adjustment to Comparable [Member] | Sales Approach [Member] | Weighted Average [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, measurement inputs		0.103